EQUITY ACCOUNTED INVESTMENTS - Investments in Joint Ventures and Associates (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures and associates	$ 18,887	$ 19,435	$ 19,943
Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in associates accounted for using equity method, Carrying value	$ 267	$ 293
Bottom of range | Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	16.00%	16.00%
Top of range | Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	50.00%	50.00%
Aggregated individually immaterial joint ventures
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures accounted for using equity method, Carrying value	$ 18,620	$ 19,142
Aggregated individually immaterial joint ventures | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint ventures (as a percentage)	15.00%	15.00%
Aggregated individually immaterial joint ventures | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint ventures (as a percentage)	60.00%	75.00%